                         OPPENHEIMER ENTERPRISE FUND
                  Supplement dated September 21, 2001 to the
                      Prospectus dated December 26, 2000

The Prospectus is changed as follows:

1.    The supplement dated August 13, 2001 is withdrawn.

2.    The paragraph  captioned  "Portfolio Manager" under the section "How the
            Fund Is  Managed"  on page 11 is  deleted  and  replaced  with the following::

                  Portfolio  Manager.  The  portfolio  manager  of the Fund is
                  James  F.   Turner,   II.   He  is  the   person   primarily
                  responsible  for the  day-to-day  management  of the  Fund's portfolio.  Mr. Turner has been the Fund's portfolio manager since  September  21,  2001.  Mr.  Turner  has  been  a Vice
                  President  of the  Manager  since March 26,  2001.  From May
                  2000  through  March 2001,  he was a  portfolio  manager for
                  Technology Crossover Ventures.  From August 1999 through May
                  2000,  he was an  Assistant  Vice  President  and  Associate
                  Portfolio  Manager  of the  Manager  and from  October  1996 through  August  1999,  he was a  securities  analyst of the
                  Manager.  Prior to joining  the  Manager  in 1996,  he was a
                  securities   analyst   with  First  of  America   Investment
                  Corporation.

3.    The  paragraph  captioned  "Class N  Shares"  under  the  heading  "What
            Classes of Shares  Does the Fund  Offer?" on page 14 is revised by deleting the first three  sentences of that section and  replacing it  with  the  following  sentence:  "If you  buy  Class N  shares
            (available  only through  certain  retirement  plans),  you pay no sales charge at the time of  purchase,  but you will pay an annual asset-based sales charge."

                                                            (over)

4.

      The  first  and  second  sentences  of the  section  captioned  "Class A
            Contingent  Deferred  Sales  Charge"  on page 17 are  deleted  and replaced with the following:

                  "There is no initial  sales  charge on  non-retirement  plan purchases  of  Class  A  shares  of any  one or  more of the
                  Oppenheimer  funds  aggregating  $1 million or more,  or for certain  purchases by particular  types of retirement  plans that were  permitted to purchase  such shares prior to March
                  1,  2001.  (After  March 1, 2001,  retirement  plans are not permitted  to make  initial  purchases  of  Class  A  shares
                  subject  to  a  contingent   deferred   sales  charge.)  The
                  Distributor pays dealers of record  commissions in an amount equal to 1.0% of  purchases of $1 million or more other than by those grandfathered retirement accounts. "

5.    The  following  sentence in the section  captioned  "Class A  Contingent
            Deferred  Sales  Charge" on page 17 is deleted:  "That  commission will not be paid on  purchases  of shares in amounts of $1 million or more  (including  any right of  accumulation)  by a  retirement plan that pays for the purchase  with the  redemption  proceeds of
            Class C shares of one or more  Oppenheimer  funds held by the plan for more than one year."

6.    The following is added after "Can You Reduce Class A Sales Charges?"
            on page 17.:

                  Purchases by Certain  Retirement Plans.  There is no initial sales  charge on  purchases  of Class A shares of any one or more  Oppenheimer  funds by  retirement  plans that have $10 million or more in plan assets and that have  entered into a special  agreement with the  Distributor,  and by retirement plans  which  are  part  of a  retirement  plan  product  or
                  platform   offered   by   certain   banks,   broker-dealers,
                  financial  advisors,  insurance  companies or  recordkeepers which  have  entered  into  a  special  agreement  with  the
                  Distributor.  There is no contingent  deferred  sales charge
                  upon  the  redemption  of  such  shares.   The   Distributor
                  currently  pays dealers of record  concessions  in an amount equal to 0.25% of the  purchase  price of Class A shares  by those  retirement  plans from its own  resources at the time of sale.  That  concession  will not be paid on purchases of shares  by  a  retirement  plan  made  with  the  redemption proceeds of Class N shares of one or more Oppenheimer  funds held by the plan for more than (18) months.

7.    The first  paragraph  in "How Can You Buy Class N Shares?" on page 18 is revised to read as follows:

                  Class N shares are offered  only  through  retirement  plans
                  (including IRAs and 403(b) plans) that purchase  $500,000 or more of Class N shares of one or more  Oppenheimer  funds or through  retirement  plans  (not  including  IRAs and 403(b)
                  plans)  that have  assets of $500,000 or more or 100 or more
                  eligible   participants.   See   "Availability  of  Class  N
                  shares"  in the  Statement  of  Additional  Information  for other  circumstances  where Class N shares are available for purchase.

8.    The  following  is  added  to  the  end  of  the  last  paragraph  under
            "Distribution
            and  Service  Plans  for Class B,  Class C and Class N Shares"  on
            page 20:

                  That  sales  concession  on the sale of Class N shares  will not be paid on (i)  purchases  of Class N shares in  amounts of $500,000 or more by a  retirement  plan that pays for the purchase with the  redemption  proceeds of Class C shares of one or more  Oppenheimer  funds  held by the  plan  for more
                  than   one   year    (other   than    rollovers    from   an
                  OppenheimerFunds-sponsored  Pinnacle or Ascender 401(k) plan
                  to  any  IRA  invested  in  the  Oppenheimer   funds),  (ii)
                  purchases  of Class N shares in amounts of  $500,000 or more by a  retirement  plan that pays for the  purchase  with the redemption  proceeds  of  Class  A  shares  of one  or  more
                  Oppenheimer funds (other than

                                                                  (over)

                  rollovers  from an  OppenheimerFunds-sponsored  Pinnacle  or
                  Ascender  401(k) plan to any IRA invested in the Oppenheimer funds),  and  (iii) on  purchases  of  Class N shares  by an
                  OppenheimerFunds  - sponsored  Pinnacle  or Ascender  401(k)
                  plan made with the redemption  proceeds of Class A shares of one or more Oppenheimer funds.

9.    The third  sentence  of the  paragraph  "OppenheimerFunds  Internet  Web
            Site" under the heading  Special  Investor  Services on page 21 is deleted and replaced with the following:

                  "To perform account transactions or obtain account
                  information online, you must first obtain a user I.D. and
                  password on that web site."

September 21, 2001                                            PS0885.025

                         OPPENHEIMER ENTERPRISE FUND

                  Supplement dated September 21, 2001 to the
                  Statement of Additional Information dated
                  December 26, 2000 revised August 13, 2001

The Statement of Additional Information is changed as follows:

1.    The bio for David Hyun on page 24 is deleted.

2.    The bio for James F. Turner, II is added to page 24 as follows:

      James F. Turner, II, Vice President and Portfolio Manager, Age 34
      6803 South Tucson Way, Englewood, Colorado 80112
      Vice  President and  Portfolio  Manager of the Manager since March
      26, 2001;  portfolio  manager for  Technology  Crossover  Ventures
      (May 2000 - March 2001);  Assistant  Vice  President and Associate
      Portfolio  Manager  of  the  Manager  (August  1999  - May  2000);
      securities  analyst for the Manager  (October 1996 - August 1999);
      and a securities  analyst with First of America Investment Company
      (May 1994 - October 1996).

September                                                                  21,
2001
PX0885.005